File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

SUPPLEMENT TO THE ENTERPRISE GROUP OF
FUNDS, INC. Y PROSPECTUS DATED AUGUST
31, 2001, as revised December 18, 2001.

This information reflects a change
to the Prospectus.

On page 69 of the Prospectus, the
following change shall occur:

Under "Fund Managers" for the
International Growth Fund, replace
the paragraph with the following:

Rajiv Jain, First Vice President of
Vontobel since 2000, is responsible
for the day-to-day management of the
Fund.  Mr. Jain joined Vontobel in
1994 as and Analyst and Associate
Manager of Vontobel's global equity
portfolios.  In 1997 he became
responsible for Vontobel's emerging
markets equity product and in 1998
he was appointed Vice President.
He has over 11 years' experience
in the investment industry.

On page 71 of the Prospectus,
the following change shall occur:

Under "Fund Managers" for the
High-Yield Bond Fund, replace
the paragraph with the following:

James Caywood, Managing Director
and Chief Investment Officer, and
Tom Saake, Portfolio Manager, are
responsible for day-to-day management
of the Fund.  Mr. Caywood has more than
30 years' investment industry experience.
He joined Caywood-Scholl in 1986 as
Managing Director and Chief Investment
Officer and has held those positions since
1986.  Tom Saake has served as a
Portfolio Manager with Caywood-Scholl
since 1990.  He has over 12 years' experience.



February 8, 2002